Earnings Per Share - Anti-dilutive Weighted-Average Common Stock Equivalents Excluded from Calculation of Diluted Earnings (Net Loss) Per Share (Detail) - shares shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 29, 2019	Sep. 29, 2018	Sep. 29, 2019	Sep. 29, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive	0	0	217	7
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive	0	0	17	7
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the calculation of diluted earnings (net loss) per share because their effect would have been anti-dilutive	0	0	200	0